EQUITY ACCOUNTED INVESTMENTS - Schedule Of Investments in Associates and Joint Ventures (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Investment Accounted For Using Equity Method, Distribution Received	$ (891)
Equity accounted investments	43,315	$ 41,327
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	1,497
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	22,019	21,024
Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	1,612	1,444
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	10,171	10,530
Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 3,012	$ 2,623